CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
OPERATING ACTIVITIES
Net income	$ 34,681	$ 28,116	$ 69,348	$ 57,469
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,386	1,363	2,744	2,628
Amortization of intangible assets	17,419	15,484	32,443	30,158
Stock-based compensation expense (Note 16)	5,508	4,451	9,277	7,370
Other non-cash operating activities	(55)	(148)	41	72
Deferred tax expense (recovery)	2,160	(1,869)	1,344	(1,061)
Changes in operating assets and liabilities (Note 20)	(26,439)	4,614	(16,796)	4,230
Cash provided by operating activities	34,660	52,011	98,401	100,866
INVESTING ACTIVITIES
Additions to property and equipment	(1,576)	(2,180)	(3,340)	(3,383)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(13,742)		(153,715)	(142,700)
Cash used in investing activities	(15,318)	(2,180)	(157,055)	(146,083)
FINANCING ACTIVITIES
Payment of debt issuance costs			(38)	(39)
Issuance of common shares for cash, net of issuance costs (Note 14)	3,283	566	7,514	6,021
Payment of withholding taxes on net share settlements			(6,745)	(4,886)
Payment of contingent consideration	(9,223)	(6,320)	(9,223)	(6,320)
Cash used in financing activities	(5,940)	(5,754)	(8,492)	(5,224)
Effect of foreign exchange rate changes on cash	329	1,145	(1,153)	1,465
Increase (decrease) in cash	13,731	45,222	(68,299)	(48,976)
Cash, beginning of period	238,922	182,187	320,952	276,385
Cash, end of period	252,653	227,409	252,653	227,409
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	$ 13,419	$ 14,352	$ 24,185	$ 22,570